Stock-based Compensation (Fair Value Assumption of Stock Acquisition Rights) (Detail) - Stock Option Plan [Member] - shares		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Stock-based Compensation [Line Items]
Risk-free interest rate	[1]		0.07%	0.11%
Expected volatility	[1]		28.03%	28.74%
Expected term	[1]		4 years	4 years
Expected dividend yield	[1]		2.06%	2.67%
Issuances of stock option plan

[1]	There are no issuances under the Stock Option Plan during the fiscal year ended March 31, 2017.